Document and Entity Information	Mar. 18, 2020
Risk/Return:
Registrant Name	Delaware Group Equity Funds IV
Document Type	497
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Central Index Key	0000778108
Document Effective Date	Mar. 18, 2020
Document Creation Date	Mar. 18, 2020
Prospectus Date	Jan. 28, 2020
Entity Inv Company Type	N-1A
Delaware Government Cash Management Fund | Class A
Risk/Return:
Trading Symbol	FICXX
Delaware Government Cash Management Fund | Class R6
Risk/Return:
Trading Symbol	FIFXX